Significant Accounting Policies - Additional information (Detail)	12 Months Ended
	Mar. 31, 2018 Segment $ / shares	Mar. 31, 2017 $ / shares	Mar. 31, 2016 $ / shares
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share		$ 0.0005	$ 0.0005
Number of reportable segments | Segment	2
Ordinary Share [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share	$ 0.0005
Class B Shares [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share	$ 0.0005